Borrowings - Summary of Current Borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Banks and financial institutions	₨ 36,086	$ 493	₨ 112,710
Current maturities of long-term borrowings	153,514	2,099	99,521
Current borrowings	₨ 189,600	$ 2,592	₨ 212,231